Investment in and Advances to Affiliates (Parenthetical) (Detail) (Core Pacific Ltd.)	Dec. 31, 2012	Dec. 31, 2011
Core Pacific Ltd.
Investments in and Advances to Affiliates [Line Items]
Percentage of investment interest	14.00%	14.00%